Average Annual Total Returns{- Fidelity® Nasdaq Composite Index® Fund} - 11.30 Fidelity Nasdaq Composite Index Fund PRO-09 - Fidelity® Nasdaq Composite Index® Fund	Fidelity Nasdaq Composite Index Fund-Default Return Before Taxes Past 1 year	Fidelity Nasdaq Composite Index Fund-Default Return Before Taxes Past 5 years	Fidelity Nasdaq Composite Index Fund-Default Return Before Taxes Past 10 years	Fidelity Nasdaq Composite Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity Nasdaq Composite Index Fund-Default After Taxes on Distributions Past 5 years	Fidelity Nasdaq Composite Index Fund-Default After Taxes on Distributions Past 10 years	Fidelity Nasdaq Composite Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Nasdaq Composite Index Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Nasdaq Composite Index Fund-Default After Taxes on Distributions and Sales Past 10 years	NS004 Past 1 year	NS004 Past 5 years	NS004 Past 10 years
Total	44.58%	21.88%	18.25%	44.18%	21.32%	17.82%	26.39%	17.76%	15.52%	44.92%	22.12%	18.46%